Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019 CLP ($) item	Dec. 31, 2018 CLP ($) item	Dec. 31, 2019 CLP ($) item	Dec. 31, 2018 CLP ($) item
Impairment Provisions And Recoveries [Abstract]
Number of operations | item	52,870	7,357	88,750	19,810
Value of operations | $	$ 2,451,690	$ 1,596,443	$ 10,047,000	$ 4,783,072